SIMT TAX-MANAGED SMALL/MID CAP FUND (Second Prospectus Summary) | SIMT TAX-MANAGED SMALL/MID CAP FUND
TAX-MANAGED SMALL/MID CAP FUND
Investment Goal
High long-term after-tax returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SIMT TAX-MANAGED SMALL/MID CAP FUND Class G
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIMT TAX-MANAGED SMALL/MID CAP FUND Class G
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SIMT TAX-MANAGED SMALL/MID CAP FUND Class G	157	486	839	1,834

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 105%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Tax-Managed Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and medium capitalization companies, including ETFs. The Fund will invest primarily in common stocks of U.S.
companies with market capitalizations in the range of companies in the Russell
2500 Index (between approximately $16 million and $9.69 billion as of
December 31, 2011) at the time of purchase. The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC.
In managing its portion of the Fund's assets, each Sub-Adviser generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the
Sub-Advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.
Principal Risks
Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk-The risk that small or medium capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs Risk - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some
REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Companies Risk-The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Taxation Risk - The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.
Performance Information
As of January 31, 2012, Class G Shares of the Fund had not commenced operations and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G
Shares are invested in the same portfolio of securities, return for Class G
Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter Worst Quarter 22.54% -27.26% 06/30/03 12/31/08
Average Annual Total Returns (for the periods ended December 31, 2011)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns SIMT TAX-MANAGED SMALL/MID CAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class G	Class A Return Before Taxes	(4.41%)	(0.75%)	4.95%	3.97%	Oct. 31, 2000
Class G After Taxes on Distributions	Class A Return After Taxes on Distributions	(4.45%)	(1.00%)	4.48%	3.55%	Oct. 31, 2000
Class G After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.81%)	(0.65%)	4.27%	3.41%	Oct. 31, 2000
Russell 2500 Index Return	Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.57%	5.89%	Oct. 31, 2000	[1]
[1]	Index returns are shown from October 31, 2000.